Organization and Business Description (Details) $ / shares in Units, $ in Millions						12 Months Ended
	Nov. 06, 2023 USD ($) $ / shares shares	Oct. 10, 2023 $ / shares shares	Dec. 01, 2021 CNY (¥)	Jun. 08, 2018	Feb. 07, 2018	Sep. 30, 2025	Apr. 03, 2025	Nov. 11, 2023	Dec. 09, 2021	Oct. 21, 2021
Organization and Business Description [Line Items]
Date of incorporation						Sep. 29, 2021
Shares price (in Dollars per share) | $ / shares		$ 5
Global Mofy Caymans [Member]
Organization and Business Description [Line Items]
Equity interests percentage										100.00%
Mofy Metaverse (Beijing) Technology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interests percentage									100.00%
Mofy (Beijing) Filming Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Acquired shares percentage					60.00%
Xi’an Digital Cloud Database Technology Co., Ltd. [Member]
Organization and Business Description [Line Items]
Acquired shares percentage				60.00%
Global Mofy China [Member]
Organization and Business Description [Line Items]
Equity interests percentage			100.00%
Mofy Hainan [Member]
Organization and Business Description [Line Items]
Consideration amount (in Yuan Renminbi) | ¥			¥ 1
Zhejiang Mofy Metaverse Technology Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interests percentage							100.00%	100.00%
IPO [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares) | shares		1,200,000
Over-Allotment Option [Member]
Organization and Business Description [Line Items]
Ordinary shares (in Shares) | shares	40,000
Shares price (in Dollars per share) | $ / shares	$ 5
Sale Leaseback Transaction, Gross Proceeds, Financing Activities (in Dollars) | $	$ 6.2